Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	The estimated useful lives of property and equipment are as follows:

Computer equipment and servers	3 – 5 years
Office furniture and equipment	3 – 5 years
Leasehold improvements	over the shorter of lease terms or estimated useful lives of the assets

Schedule Of Estimated Useful Lives Of Intangible Assets	All intangible assets with finite lives are amortized using the straight-line method over the estimated economic lives, which are as follows:
Acquired computer software, systems and technology
                         1
–
5 years
Residual values are considered nil.

Summary of Contract Liabilities	A summary of contract liabilities is as follows:

	As of December 31, 2019	As of December 31, 2020
	RMB	RMB	US$
Contract liabilities	39,638	71,141	10,903